FORM 13F

                                  UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION SEC USE ONLY
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                 Report for the Calendar Quarter Ended 12/31/99

If amended report check here:  |_|
Name of Institutional Investment Manager: Midas Management Corporation

11 Hanover Square, 12th Floor       New York       NY         10005
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Business Address  (Street)           (City)      (State)       (Zip)

Thomas B. Winmill, (212) 785-0900, President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 9th day of August, 1999.


                                          ___Midas Management Corporation_______
                                      (Name of Institutional Investment Manager)

                                          ___*Thomas B. Winmill_________________
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Report Type (Check only one.):

[X]    13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   99

Form 13F Information Table Value Total: $ 139,222
                                            (thousands)


                                                                             VALUE        SHRS OR               PUT/   INVSTMT
    NAME OF ISSUER                    TITLE OF CLASS            CUSIP       (X$1000)      PRN AMT      SH\PRN   CALL    DISCRETN

D   African Mineral Corp              Common Stock           00828N109 O         0            37,699     SH            SOLE
D   Agnico-eagle Mines                Common Stock             008474108        92            12,500     SH            SOLE
D   Amazon.com Inc                    Common Stock             023135106        27               350     SH            SOLE
D   America Online Inc                Common Stock             02364J104     1,735            23,000     SH            SOLE
D   Anglo American Plc-spons Adr      Common Stock-Adr         03485P102       129             1,970     SH            SOLE
D   Anglogold Limited                 Common Stock             035128206     5,780           225,000     SH            SOLE
D   Ashanti Goldfields-spons Gdr      Common Stock-Adr         043743202     1,076           410,000     SH            SOLE
D   Barrick Gold Corp                 Common Stock             067901108     7,959           450,000     SH            SOLE
D   Battle Mountain Gold Co           Common Stock             071593107       578           280,000     SH            SOLE
D   Broken Hill Proprietry -adr       Common Stock-Adr         112169602     3,543           133,400     SH            SOLE
D   Cdw Computer Centers Inc          Common Stock             125129106       259             3,300     SH            SOLE
D   Cmgi Inc                          Common Stock             125750109     4,319            15,600     SH            SOLE
D   Crh Plc Adr                       Common Stock-Adr         12626K203       814            37,000     SH            SOLE
D   Canyon Resources Corp             Common Stock             138869102       241           770,200     SH            SOLE
D   China Telecom Hk Ltd- Sp Adr      Common Stock-Adr         169428109     2,610            20,300     SH            SOLE
D   Cisco Systems Inc                 Common Stock             17275R102     2,646            24,700     SH            SOLE
D   Citigroup Inc                     Common Stock             172967101     1,967            35,400     SH            SOLE
D   Cominco Ltd Com                   Common Stock             200435105       951            45,000     SH            SOLE
D   Armada Gold Corporation           Common Stock             2022444 S         0         3,114,600     SH            SOLE
D   Amt International Mining          Common Stock             2039154 S        99         2,040,800     SH            SOLE
D   Conexant Systems Inc              Common Stock             207142100        27               400     SH            SOLE
D   Fairstar Explorations             Common Stock             2344115 S        51           743,500     SH            SOLE
D   Franco Nevada Mining              Common Stock             2350651 S     1,625           106,000     SH            SOLE
D   Dallas Gold & Silver Exch         Common Stock             235077104       270            45,000     SH            SOLE
D   Golden Queen Mining Co            Common Stock             2376464 S       148           647,600     SH            SOLE
D   Lyon Lake Mines Ltd               Common Stock             2388425 S       162         1,200,000     SH            SOLE
D   De Beers Cons Mines - Adr         Common Stock-Adr         240253302     3,045           105,000     SH            SOLE
D   Delta Gold Nl-adr                 Common Stock-Adr         247638208        69            50,000     SH            SOLE
D   Kinross Gold Corp                 Common Stock             2492315 S       556           300,000     SH            SOLE
D   Byg Natural Resources             Common Stock             2511845 S         0         2,600,000     SH            SOLE
D   Deutsche Telekom Ag-spon Adr      Common Stock-Adr         251566105       497             7,000     SH            SOLE
D   Metallica Resources Inc           Common Stock             2546148 S        88           318,500     SH            SOLE
D   Meridian Gold Inc                 Common Stock             2553698 S     5,426           800,000     SH            SOLE
D   Nevsun Resources Ltd              Common Stock             2631486 S        62           224,400     SH            SOLE
D   Rio Narcea Gold Mines             Common Stock             2744469 S     3,502         2,300,000     SH            SOLE
D   St. Genevieve Per Bnb Mm          Common Stock             2767358 S         0         1,000,000     SH            SOLE
D   Ericsson (l.m.) Tel -adr          Common Stock-Adr         294821400     3,685            56,100     SH            SOLE
D   France Telecom  -adr              Common Stock-Adr         35177Q105       467             3,500     SH            SOLE
D   Freeport-mcmoran Copper&gold A    Common Stock             35671D105     3,713           200,000     SH            SOLE
D   Freeport-mcmoran Copper&gold B    Common Stock             35671D857     3,156           149,400     SH            SOLE
D   Freeport Mcmoran Copper           Preferred Stock          35671D881        80             5,100     SH            SOLE
D   Garden.com                        Common Stock             365199108        17             1,900     SH            SOLE
D   Gold Capital Corp (w)             Warrants                 380548909         0            75,000     SH            SOLE
D   Gold Fields Ltd Adr               Common Stock-Adr         38059T106        91            20,000     SH            SOLE
D   Golden Cycle Gold Corp            Common Stock             380894105     2,546           399,400     SH            SOLE
D   Goldcorp Inc-cl A                 Common Stock             380956102       110            19,200     SH            SOLE
D   Greenstone Res Wts                Warrants               39573W138 O         1            61,500     SH            SOLE
D   Homestake Mining                  Common Stock             437614100     3,320           425,000     SH            SOLE
D   Inco Ltd                          Common Stock             453258402       917            39,000     SH            SOLE
D   Infinity Broadcasting Corp A      Common Stock             45662S102        40             1,100     SH            SOLE
D   Intel Corp                        Common Stock             458140100     2,050            24,900     SH            SOLE
D   Internet Capital Group Inc        Common Stock             46059C106        51               300     SH            SOLE
D   Jabil Circuit Inc                 Common Stock             466313103     2,329            31,900     SH            SOLE
D   Kansas City Southern              Common Stock             485170104     1,627            21,800     SH            SOLE
D   Korea Telecom Corp-sp Adr         Common Stock-Adr         50063P103     2,534            33,900     SH            SOLE
D   Randgold Resources                Common Stock             5271340 S       800           200,000     SH            SOLE
D   Lihir Gold Ltd-adr                Common Stock-Adr         532349107        46             3,200     SH            SOLE
D   Lucent Technologies Inc.          Common Stock             549463107     2,177            29,100     SH            SOLE
D   Lyon Lake Mines Ltd               Warrants                 552031916         0         1,000,000     SH            SOLE
D   Meridian Gold Inc                 Common Stock             589975101       116            17,000     SH            SOLE
D   Monogensis Corp                   Common Stock             60975R105         0                 1     SH            SOLE
D   Anglogold Limited                 Common Stock             6110129 S     3,082            60,000     SH            SOLE
D   J.p. Morgan & Company             Common Stock             616880100     2,526            19,950     SH            SOLE
D   Motorola Inc.                     Common Stock             620076109     5,772            39,200     SH            SOLE
D   Delta Gold Nl                     Common Stock             6260660 S     3,053         2,000,000     SH            SOLE
D   Gold Fields Ltd.                  Common Stock             6280215 S     3,625           800,000     SH            SOLE
D   Challenge Systems Warrants        Warrants                 63528P972         0            75,540     SH            SOLE
D   Newmont Mining Corp               Common Stock             651639106     3,896           159,000     SH            SOLE
D   News Corp Ltd-adr                 Common Stock-Adr         652487703     2,528            66,100     SH            SOLE
D   Nextlink Communications           Common Stock             65333H707        17               200     SH            SOLE
D   Nippon Telegraph & Tele Adr       Common Stock-Adr         654624105     1,809            21,000     SH            SOLE
D   Nokia Corp. Spons-adr             Common Stock-Adr         654902204     3,097            16,300     SH            SOLE
D   Normandy Mining Ltd               Common Stock             6645201 S        46            65,000     SH            SOLE
D   Oracle Corporation                Common Stock             68389X105     3,261            29,100     SH            SOLE
D   Wmc Limited                       Common Stock             6954985 S       188            34,000     SH            SOLE
D   Placer Dome Inc                   Common Stock             725906101     4,816           448,000     SH            SOLE
D   Rio Tinto                         Common Stock             767204100     3,544            37,400     SH            SOLE
D   Sci Securities (w)                Warrants                 783890AC0       568            40,000     SH            SOLE
D   Safeguard Scientifics Inc         Common Stock             786449108     1,750            10,800     SH            SOLE
D   Security Investments Gp Inc       Common Stock             814341103         6             3,890     SH            SOLE
D   Shaw Group Inc                    Common Stock             820280105       823            32,500     SH            SOLE
D   Siliconix Inc                     Common Stock             827079203     1,052             8,000     SH            SOLE
D   Solectron Corp                    Common Stock             834182107       913             9,600     SH            SOLE
D   Southwest Water Co                Common Stock             845331107       260            17,500     SH            SOLE
D   Stillwater Mining Co              Common Stock             86074Q102     2,231            70,000     SH            SOLE
D   Sun Microsystems Inc              Common Stock             866810104     2,432            31,400     SH            SOLE
D   Telefonos De Mexico-cl L Adr      Common Stock-Adr         879403780       405             3,600     SH            SOLE
D   Ubid Inc                          Common Stock             903469104        21               800     SH            SOLE
D   Vodafone Airtouch Plc Sp Adr      Common Stock-Adr         92857T107       322             6,500     SH            SOLE
D   Wmc Limited Adr                   Common Stock-Adr         928947100       144             6,600     SH            SOLE
D   Wpp Group Plc - Adr               Common Stock-Adr         929309300     3,491            42,000     SH            SOLE
D   Walmart Stores, Inc               Common Stock             931142103     2,032            29,400     SH            SOLE
D   Whitehall Jewellers Inc           Common Stock             965063100       774            21,000     SH            SOLE
D   Oxus Resources Pp                 Common Stock             9961299X2         0           333,334     SH            SOLE
D   C 99 Jul 060.000 Harmony Gold     Option - Calls           9964105W2        43            56,250     SH   call     SOLE
D   San Kung Investment               Common Stock             9979849S0         0           400,000     SH            SOLE
D   Minera Andes                      Common Stock             9999994 S        38           305,000     SH            SOLE
D   Attwood Gold Corp                 Common Stock        CA0499021099 I         0           376,000     SH            SOLE
D   Vista Gold Corp                   Common Stock        CA9279261056 I       431         4,298,900     SH            SOLE
                                                                             139,222       30,920,384

                                       OTHER                  VOTING AUTHORITY
    NAME OF ISSUER                    MANAGERS     SOLE        SHARED   NONE

D   African Mineral Corp                             37,699
D   Agnico-eagle Mines                               12,500
D   Amazon.com Inc                                      350
D   America Online Inc                               23,000
D   Anglo American Plc-spons Adr                      1,970
D   Anglogold Limited                               225,000
D   Ashanti Goldfields-spons Gdr                    410,000
D   Barrick Gold Corp                               450,000
D   Battle Mountain Gold Co                         280,000
D   Broken Hill Proprietry -adr                     133,400
D   Cdw Computer Centers Inc                          3,300
D   Cmgi Inc                                         15,600
D   Crh Plc Adr                                      37,000
D   Canyon Resources Corp                           770,200
D   China Telecom Hk Ltd- Sp Adr                     20,300
D   Cisco Systems Inc                                24,700
D   Citigroup Inc                                    35,400
D   Cominco Ltd Com                                  45,000
D   Armada Gold Corporation                       3,114,600
D   Amt International Mining                      2,040,800
D   Conexant Systems Inc                                400
D   Fairstar Explorations                           743,500
D   Franco Nevada Mining                            106,000
D   Dallas Gold & Silver Exch                        45,000
D   Golden Queen Mining Co                          647,600
D   Lyon Lake Mines Ltd                           1,200,000
D   De Beers Cons Mines - Adr                       105,000
D   Delta Gold Nl-adr                                50,000
D   Kinross Gold Corp                               300,000
D   Byg Natural Resources                         2,600,000
D   Deutsche Telekom Ag-spon Adr                      7,000
D   Metallica Resources Inc                         318,500
D   Meridian Gold Inc                               800,000
D   Nevsun Resources Ltd                            224,400
D   Rio Narcea Gold Mines                         2,300,000
D   St. Genevieve Per Bnb Mm                      1,000,000
D   Ericsson (l.m.) Tel -adr                         56,100
D   France Telecom  -adr                              3,500
D   Freeport-mcmoran Copper&gold A                  200,000
D   Freeport-mcmoran Copper&gold B                  149,400
D   Freeport Mcmoran Copper                           5,100
D   Garden.com                                        1,900
D   Gold Capital Corp (w)                            75,000
D   Gold Fields Ltd Adr                              20,000
D   Golden Cycle Gold Corp                          399,400
D   Goldcorp Inc-cl A                                19,200
D   Greenstone Res Wts                               61,500
D   Homestake Mining                                425,000
D   Inco Ltd                                         39,000
D   Infinity Broadcasting Corp A                      1,100
D   Intel Corp                                       24,900
D   Internet Capital Group Inc                          300
D   Jabil Circuit Inc                                31,900
D   Kansas City Southern                             21,800
D   Korea Telecom Corp-sp Adr                        33,900
D   Randgold Resources                              200,000
D   Lihir Gold Ltd-adr                                3,200
D   Lucent Technologies Inc.                         29,100
D   Lyon Lake Mines Ltd                           1,000,000
D   Meridian Gold Inc                                17,000
D   Monogensis Corp                                       1
D   Anglogold Limited                                60,000
D   J.p. Morgan & Company                            19,950
D   Motorola Inc.                                    39,200
D   Delta Gold Nl                                 2,000,000
D   Gold Fields Ltd.                                800,000
D   Challenge Systems Warrants                       75,540
D   Newmont Mining Corp                             159,000
D   News Corp Ltd-adr                                66,100
D   Nextlink Communications                             200
D   Nippon Telegraph & Tele Adr                      21,000
D   Nokia Corp. Spons-adr                            16,300
D   Normandy Mining Ltd                              65,000
D   Oracle Corporation                               29,100
D   Wmc Limited                                      34,000
D   Placer Dome Inc                                 448,000
D   Rio Tinto                                        37,400
D   Sci Securities (w)                               40,000
D   Safeguard Scientifics Inc                        10,800
D   Security Investments Gp Inc                       3,890
D   Shaw Group Inc                                   32,500
D   Siliconix Inc                                     8,000
D   Solectron Corp                                    9,600
D   Southwest Water Co                               17,500
D   Stillwater Mining Co                             70,000
D   Sun Microsystems Inc                             31,400
D   Telefonos De Mexico-cl L Adr                      3,600
D   Ubid Inc                                            800
D   Vodafone Airtouch Plc Sp Adr                      6,500
D   Wmc Limited Adr                                   6,600
D   Wpp Group Plc - Adr                              42,000
D   Walmart Stores, Inc                              29,400
D   Whitehall Jewellers Inc                          21,000
D   Oxus Resources Pp                               333,334
D   C 99 Jul 060.000 Harmony Gold                    56,250
D   San Kung Investment                             400,000
D   Minera Andes                                    305,000
D   Attwood Gold Corp                               376,000
D   Vista Gold Corp                               4,298,900
                                                  30,920,384